JAPAN SMALLER CAPITALIZATION FUND, INC.

SCHEDULE OF INVESTMENTS

NOVEMBER 30, 2025

(Unaudited)

	Shares	Fair Value
JAPANESE EQUITY SECURITIES
Banks ‒ 7.4%
Daishi Hokuetsu Financial Group, Inc.	1,098,000	$11,383,229
The 77 Bank Ltd.	85,100	3,933,896
The Musashino Bank, Ltd.	269,300	8,053,219
The Shiga Bank Ltd.	41,900	1,824,481
		25,194,825
Chemicals ‒ 10.1%
Daicel Corporation	416,500	3,505,838
Nihon Tokushu Toryo Co., Ltd.	143,200	2,057,701
Nippon Soda Co., Ltd.	72,000	1,641,341
Osaka Soda Co., Ltd.	96,800	1,365,545
Sakai Chemical Industry Co., Ltd.	230,200	4,569,654
Sakata INX Corporation	1,398,000	20,929,940
		34,070,019
Construction - 5.7%
Kumagai Gumi Co., Ltd.	470,000	4,707,073
MIRAIT ONE Corporation	79,400	1,699,703
Taikisha Ltd.	191,700	3,958,842
Yondenko Corporation	924,600	8,934,277
		19,299,895
Electric Appliances ‒ 4.2%
AOI Electronics Co., Ltd.	33,800	491,746
Daihen Corporation	55,200	3,082,278
Horiba, Ltd.	14,300	1,323,642
Idec Corporation	167,200	2,867,234
Nisshinbo Holdings, Inc.	246,100	1,995,086
Oki Electric Industry Co., Ltd.	120,500	1,498,486
Ulvac, Inc.	66,300	2,844,916
		14,103,388
Financing Business ‒ 2.8%
Credit Saison Co., Ltd.	130,000	3,269,043
Mizuho Leasing Co., Ltd.	716,100	6,282,182
		9,551,225
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JAPAN SMALLER CAPITALIZATION FUND, INC.

SCHEDULE OF INVESTMENTS - (Continued)

NOVEMBER 30, 2025

(Unaudited)

	Shares	Fair Value
Food ‒ 2.8%
Morinaga & Co., Ltd.	104,400	$1,784,958
Nichirei Corporation	144,900	1,806,553
Nippn Corporation	65,700	1,008,860
S Foods, Inc.	85,400	1,449,172
S&B Foods, Inc.	89,900	2,058,032
Yoshimura Food Holdings KK(a)	285,600	1,373,455
		9,481,030
Glass and Ceramics Products ‒ 4.4%
Asia Pile Holdings Corporation	609,000	5,896,379
Maruwa Co., Ltd.	5,000	1,516,345
Nichiha Corporation	74,900	1,462,843
Noritake Co., Ltd.	78,500	2,749,624
Sumitomo Osaka Cement Co., Ltd.	132,400	3,263,264
		14,888,455
Information and Communication ‒ 9.0%
Cover Corporation(a)	198,800	2,125,931
DAIKO XTECH Ltd.	336,700	2,287,572
Future Corporation	365,700	4,807,621
GMO internet group, Inc.	224,500	5,766,142
JBCC Holdings, Inc.	186,700	1,890,133
Plus Alpha Consulting Co., Ltd.	368,000	5,561,297
Toei Animation Co., Ltd.	37,000	681,171
Tsuzuki Denki Co., Ltd.	115,600	2,402,088
Vision, Inc.	578,600	4,820,277
		30,342,232
Iron and Steel ‒ 0.2%
Nichia Steel Works, Ltd.	267,100	610,602
		610,602
Land Transportation ‒ 1.3%
Hamakyorex Co., Ltd.	208,200	2,278,448
Maruzen Showa Unyu Co., Ltd.	47,000	2,194,025
		4,472,473
Machinery ‒ 6.0%
Miura Co., Ltd.	246,600	4,839,939
Sansei Technologies, Inc.	380,500	6,013,345
THK Co., Ltd.	242,100	6,199,583
TPR Co., Ltd.	371,000	3,055,140
		20,108,007
2

JAPAN SMALLER CAPITALIZATION FUND, INC.

SCHEDULE OF INVESTMENTS - (Continued)

NOVEMBER 30, 2025

(Unaudited)

	Shares	Fair Value
Metal Products - 3.1%
Maruzen Co., Ltd.	56,000	$1,290,942
SWCC Corporation	133,900	9,140,166
		10,431,108
Other Products ‒ 3.0%
Komatsu Wall Industry Co., Ltd.	315,400	5,352,095
Kosaido Holdings Co., Ltd.	390,600	1,163,058
Nishikawa Rubber Co., Ltd.	29,100	573,000
The Pack Corporation	364,400	3,042,792
		10,130,945
Pharmaceutical ‒ 1.2%
Tsumura & Co.	164,200	4,110,126
		4,110,126
Precision Instruments ‒ 1.2%
Citizen Watch Co., Ltd.	483,400	3,996,218
		3,996,218
Real Estate ‒ 1.2%
JINUSHI Co., Ltd.	205,000	3,951,270
		3,951,270
Retail Trade ‒ 6.1%
ASKUL Corporation	354,100	3,242,487
Geo Holdings Corporation	327,000	3,538,757
JM Holdings Co., Ltd.	584,000	6,061,947
Komehyo Holdings Co., Ltd.	91,100	1,628,734
Life Corporation	187,500	3,042,455
Qol Holdings Co., Ltd.	193,600	2,912,089
		20,426,469
Services ‒ 5.6%
Charm Care Corporation KK	254,600	2,111,273
Kyoritsu Maintenance Co., Ltd.	183,800	3,353,160
M&A Research Institute Holdings, Inc.	288,300	2,217,195
Relo Group, Inc.	212,600	2,334,768
SIGMAXYZ Holdings, Inc.	634,000	3,300,624
Step Co., Ltd.	200,600	3,211,347
Tokyotokeiba Co., Ltd.	66,300	2,339,276
		18,867,643
3

JAPAN SMALLER CAPITALIZATION FUND, INC.

SCHEDULE OF INVESTMENTS - (Continued)

NOVEMBER 30, 2025

(Unaudited)

	Shares	Fair Value
Textiles and Apparel ‒ 2.2%
Goldwin, Inc.	44,300	$837,123
Sanyo Shokai, Ltd.	220,800	4,786,015
World Co., Ltd.	103,400	2,006,224
		7,629,362
Transportation Equipment ‒ 6.2%
HI-LEX Corporation	47,000	917,939
Kyokuto Kaihatsu Kogyo Co., Ltd.	236,500	4,249,473
Morita Holdings Corporation	330,900	5,579,097
Nichirin Co., Ltd.	74,900	1,800,977
Nippon Seiki Co., Ltd.	637,300	8,533,246
		21,080,732
Utilities ‒ 1.4%
Shikoku Electric Power Co., Inc.	301,800	3,020,609
Tohoku Electric Power Co., Inc.	235,600	1,737,223
		4,757,832
Wholesale Trade ‒ 13.1%
BuySell Technologies Co., Ltd.	372,500	10,006,323
Central Automotive Products, Ltd.	337,100	4,075,464
Kanaden Corporation	438,500	5,865,761
Macnica Holdings, Inc.	227,800	3,384,215
Restar Corporation	228,200	4,034,580
RYODEN Corporation	399,200	8,371,786
Sangetsu Corporation	305,500	6,142,670
Tachibana Eletech Co., Ltd.	125,300	2,388,615
		44,269,414
TOTAL INVESTMENTS ‒ 98.2% (cost $277,028,315)		$331,773,270
TOTAL FOREIGN CURRENCY ‒ 1.1% (cost $3,599,971)(b)		$3,601,411
TOTAL INVESTMENTS AND FOREIGN CURRENCY ‒ 99.3% (cost $280,628,286)		$335,374,681
TOTAL OTHER ASSETS AND LIABILITTIES ‒ 0.7%		$2,348,779
TOTAL NET ASSETS ‒ 100.0%		$337,723,460

(a)	Non-income producing security.
(b)	Japanese Yen - Interest bearing account.
4

JAPAN SMALLER CAPITALIZATION FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Valuation of Securities

Investments traded in the over-the-counter market are fair valued at the last reported sales price as of the close of business on the day the securities are being valued or, if none is available, at the mean of the bid and offer price at the close of business on such day or, if none is available, the last reported sales price. Portfolio securities which are traded on stock exchanges are fair valued at the last sales price on the principal market on which securities are traded or, lacking any sales, at the last available bid price. Securities and other assets, including futures contracts and related options, that cannot be fair valued using one of the previously mentioned methods are stated at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund.

Fair Value Measurements

Fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.

The three-tier hierarchy of inputs is summarized below.

•	Level 1 ‒ quoted prices in active markets for identical investments

•	Level 2 ‒ other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 ‒ significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

At November 30, 2025, all of the Fund’s investments were determined to be Level 1 securities.

During the quarter ended November 30, 2025, the Fund did not hold any instrument which used significant unobservable inputs (Level 3) in determining fair value.

5